Financial risk management - Summary of Maturity Profile of Accrued Liabilities Based on Contractual Undiscounted Payments (Detail) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Statement Of Lineitems [Line Items]
Trade and other payables	€ 2,490,572	€ 846,952
Accrued liabilities	4,270,082	4,466,837
Not later than one year [member]
Statement Of Lineitems [Line Items]
Trade and other payables	2,490,572	830,864
Accrued liabilities	4,270,082	4,466,837
Later than one year and not later than five years [member]
Statement Of Lineitems [Line Items]
Trade and other payables	0	0
Accrued liabilities	€ 0	€ 0